DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Wabtec Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan, effective March 9, 1990, amended and restated effective January 1, 2022, is a contributory plan intended to comply with the provisions of Sections 401(a), 401(k) and 401(m) of the Internal Revenue Code (the “Code”). Except for certain collectively bargained employees as described below, all regular United States employees of Westinghouse Air Brake Technologies Corporation and its subsidiaries (“Wabtec” or the “Company”) are eligible to participate upon their hire date. Subject to the terms of applicable collective bargaining agreements, collectively bargained employees in Greensburg, Pennsylvania are eligible to participate in the Plan upon their hire date, but those hired before October 1, 2004 are not eligible for employer contributions.
Generally, former employees of companies acquired by Wabtec, who become employees of Wabtec or its affiliates immediately upon the completion of the acquisition, and who otherwise meet the general eligibility requirements of the Plan are eligible to participate in the Plan.
A committee appointed by Wabtec’s Board of Directors or its authorized delegates (the “Committee”) is responsible for the administration and operation of the Plan. In this capacity, the Committee selects and monitors the Plan’s investment options and otherwise takes such steps as may be necessary and appropriate for the effective administration of the Plan.
Contributions
Participants may contribute, through payroll deductions, employee elective pre-tax and after-tax “Roth” contributions from 1% to 50% of their eligible compensation, subject to the current Code limit which was $23,500 for 2025. New eligible employees are automatically enrolled in the Plan with 3% of eligible compensation contributed to the Plan as employee pre-tax contributions, unless such employees elect a different contribution percentage or elect not to contribute. This automatic enrollment provision does not apply to certain employee groups such as certain collectively bargained employees. In addition, participants may contribute employee after-tax contributions from 1% to 50% of their compensation. Participants who are 50 years of age or older during the plan year may contribute additional pre-tax or Roth catch up contributions, up to $7,500 in 2025. Participants’ total annual contributions may not exceed the contribution limits under Section 415(c) of the Code. In addition, the combination of an employee’s elective pre-tax, Roth and after-tax contributions may not exceed 50% of their eligible compensation. Active participants are able to convert all or a portion of their vested account balance in the Plan into after-tax Roth contributions.
For those participants that are eligible, the Company makes an annual basic contribution of 3% of a participant’s eligible compensation, with the general requirement that the Company employs the participant on the last work day of the year for which the basic contribution is made. In addition, the Company will match 100% of the participant’s pre-tax, Roth and/or after-tax contributions to the Plan up to a total of 3% of eligible compensation. Different levels of annual basic contributions and matching contributions may apply to certain collectively bargained employees.
Participants may elect to roll over account balances from other eligible retirement plans in accordance with the Code. Rollover contributions are included within Employee contributions on the Statement of Changes in Net Assets Available for Benefits. For the year ended December 31, 2025, rollovers from other qualified plans totaled $11,371,665.
The Plan allows participants to direct their contributions, and contributions made on their behalf, to any of the investment alternatives offered under the Plan, which includes a self-directed brokerage account through which participants can access a broad range of mutual funds not offered directly through the Plan. The Plan permits participants to invest in Wabtec common stock. The Plan limits participants’ investments in Wabtec common stock such that (1) participants with more than 20% of their account invested in Wabtec common stock may not elect to transfer additional portions of their account into Wabtec common stock, and (2) participants may not elect to invest more than 20% of their future contributions to the Plan (or future contributions made to the Plan on their behalf by Wabtec) in Wabtec common stock.
Contributions receivable as of December 31, 2025, include contributions from Wabtec and Wabtec employees that were due to the Plan but had not yet been deposited into the Plan's assets by December 31, 2025.
Withdrawals
Participants may make the following types of withdrawals:
In-Service Withdrawals – Once every six months, a participant may withdraw all or any portion of his or her account attributable to employee after-tax contributions or rollover contributions. Once every six months, a participant may withdraw the vested portion of his or her account attributable to employer matching, or employer basic contributions contributed to the Plan before October 1, 2016. Once a participant has reached age 59½, he or she can withdraw any portion of his or her vested account.
Hardship Withdrawals – In the case of hardship, as defined in the plan document, the participant can elect to withdraw up to 100% of his or her account attributable to employee elective or Roth contributions. Hardship withdrawals are limited to once in any six-month period.
Notes Receivable from Participants
Notes receivable from participants (loans) are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are reclassified as distributions based upon the terms of the plan document. A participant may borrow from his or her fund accounts a maximum loan amount equal to the lesser of 50% of the value of the participant’s vested balance of his or her account, reduced by any outstanding loan balance, or $50,000. The loans bear interest based on the Reuters Prime Rate adjusted periodically, plus one percent. The interest rates on participant loans as of December 31, 2025, range from 3.25% to 10.50%. Principal and interest are paid ratably through payroll deductions.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contribution and (b) Plan earnings which may be charged with an allocation of administrative expenses and other applicable Plan expenses (such as for initiating a Plan loan). The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time as well as terminate the Plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). In the event the Plan is terminated, the Company will direct either (a) that the investment manager and trustee continue to hold the participants’ accounts in accordance with the Plan, or (b) that the investment manager and trustee immediately distribute to each participant all amounts in the participant’s account in a single lump-sum payment. In the event of Plan termination, participants would become 100% vested in their employer contributions.
Vesting
Employee pre-tax, Roth, after-tax and rollover contributions are at all times 100% vested and non-forfeitable. Plan participants become 100% vested in employer contributions after three years of service as described in the Plan document. Special vesting rules may apply to amounts held on behalf of certain union employees and on amounts transferred into the Plan from another qualified retirement plan.
Forfeitures
Amounts forfeited by participants are used to reduce employer contributions or if the employer has made such contributions in full, to pay the Plan's administrative expenses. Forfeitures used to reduce employer contributions and pay plan administrative expenses during the year ended December 31, 2025 amounted to $2,713,983. As of December 31, 2025, the amount in the forfeited non-vested accounts totaled $4,204,884 ($3,220,291 as of December 31, 2024).